Prospectus Supplement — September 30, 2011
to the Prospectus listed below, as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — Emerging Markets Opportunity Fund	04/29/2011
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) Emerging Markets Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectus. Accordingly, the average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia VP - Emerging Markets Opportunity Fund
The average annual total returns table in the “Past Performance” section of the prospectus is hereby replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Columbia VP - Emerging Markets Opportunity Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3	Columbia VP — Emerging Markets Opportunity Fund:	Class 3			19.76%	12.28%	14.52%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)		Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	18.88%	12.78%	15.89%
MSCI Emerging Markets Index (Gross)		MSCI Emerging Markets Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%
Lipper Emerging Markets Funds Index		Lipper Emerging Markets Funds Index		(reflects no deduction for taxes)	20.14%	11.25%	15.17%
[1]	On September 30, 2011, the MSCI Emerging Markets Index (Net) replaced the MSCI Emerging Markets Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.